Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

18.  Commitments and Contingencies

(a) Capital and other commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	As of December 31,
	2024	2025
	US$	US$
Property, plant and equipment	2,614	60,337

(b) Operating lease commitment

The Group had outstanding commitments on several non-cancellable operating lease agreements. Operating lease commitment within one year or less lease term, for which the Group elected not recognize any lease liability or right-of-use asset, therefore not yet reflected in the consolidated financial statements as of December 31, 2024 and 2025 were US$26 and US$15, respectively.

(c) Services purchase commitment

As of December 31, 2025, the Group’s services purchase commitments were as follows:

	Total	Less Than 1 year	1-3 years	3-5 years
	US$	US$	US$	US$
Purchase obligations(i)	64,332	12,332	44,250	7,750
(i)

Purchase obligations represent US$6,705 and US$64,332 of remaining non-cancellable contractual commitments as of December 31, 2024 and 2025, respectively, related to one of the Group’s third-party cloud infrastructure agreements, under which the Group committed to spend an aggregate of at least US$72,500 between July 1, 2025 and June 30, 2030 with minimum purchase commitment. The Group had made payments totalling US$8,168 under this agreement as of December 31, 2025.